Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consist of (in millions):

	Estimated	December 31,
	Useful Lives	2013	2012
Land and buildings	5-35 Years	$1,494	$1,348
Operating equipment	3-15 Years	2,960	2,463
Rental equipment	3-12 Years	758	712

		5,212	4,523
Less: Accumulated Depreciation		(1,804)	(1,578)

		$3,408	$2,945